SUBSEQUENT EVENT (Details) (USD $)	1 Months Ended					3 Months Ended	0 Months Ended	1 Months Ended		2 Months Ended
	Jan. 31, 2014	Feb. 28, 2013	Nov. 30, 2011	Mar. 31, 2014	Sep. 30, 2012	Apr. 15, 2015	Apr. 02, 2015	Jan. 31, 2015	Mar. 31, 2015	Feb. 17, 2015	Dec. 31, 2014	Jun. 28, 2014	Dec. 31, 2013
Subsequent Events [Line Items]
Total equity method investments											$ 278,150,000		$ 97,015,000
Stock repurchase, authorized amount												100,000,000
ADSs [Member]
Subsequent Events [Line Items]
Stock repurchase, authorized amount											57,317,000
JMOOP [Member]
Subsequent Events [Line Items]
Total equity method investments											59,860,000		48,119,000
Payment for equity method investments	40,000,000	20,000,000	20,000,000
SoFi [Member]
Subsequent Events [Line Items]
Total equity method investments											67,490,000		44,673,000
Payment for equity method investments				69,789,000
Equity interest acquired (as a percent)											24.62%		26.68%
SoFi [Member] | Series D preferred shares [Member]
Subsequent Events [Line Items]
Number of shares purchased					6,014,304
Price per share (in dollars per share)				$ 3.453
SoFi [Member] | Series B Preferred Stock [Member]
Subsequent Events [Line Items]
Number of shares purchased					5,573,719
Price per share (in dollars per share)				$ 8.791258
Subsequent event [Member]
Subsequent Events [Line Items]
Payment for long term investments						274,700,000
Aggregate long-term investments and convertible loan						31,500,000
Convertible loan, maximum individual amount						10,000,000
Subsequent event [Member] | ADSs [Member]
Subsequent Events [Line Items]
Tender offer, value							50,000,000
Subsequent event [Member] | ADSs [Member] | Maximum [Member]
Subsequent Events [Line Items]
Price per share (in dollars per share)							$ 2.75
Subsequent event [Member] | ADSs [Member] | Minimum [Member]
Subsequent Events [Line Items]
Price per share (in dollars per share)							$ 2.40
Subsequent event [Member] | 268V LIMITED [Member] | Series D preferred shares [Member]
Subsequent Events [Line Items]
Number of shares purchased								64,281,655
Payment for equity method investments								75,000,000
Equity interest acquired (as a percent)								20.00%
Subsequent event [Member] | 268V LIMITED [Member] | Series D-1 preferred shares [Member]
Subsequent Events [Line Items]
Number of shares entitled to be purchased on exercise of warrants								6,428,181
Exercise price of warrants issued (in dollars per share)								$ 3.11
Subsequent event [Member] | Motif [Member] | Series E preferred shares [Member]
Subsequent Events [Line Items]
Number of shares purchased								5,579,734
Payment for equity method investments								40,000,000
Equity interest acquired (as a percent)								10.00%
Number of shares entitled to be purchased on exercise of warrants								6,199,704
Exercise price of warrants issued (in dollars per share)								$ 17.92
Subsequent event [Member] | LendingHome Corporation [Member] | Series C Preferred Stock [Member]
Subsequent Events [Line Items]
Number of shares purchased									6,153,999
Payment for equity method investments									65,843,000
Equity interest acquired (as a percent)									14.72%
Subsequent event [Member] | SoFi [Member]
Subsequent Events [Line Items]
Equity interest acquired (as a percent)										24.80%
Subsequent event [Member] | SoFi [Member] | Series E preferred shares [Member]
Subsequent Events [Line Items]
Number of shares purchased										2,361,116
Payment for equity method investments										22,331,000
Price per share (in dollars per share)										$ 9.4578
Subsequent event [Member] | Eunke [Member] | Series B Preferred Stock [Member]
Subsequent Events [Line Items]
Number of shares purchased									4,770,131
Payment for equity method investments									25,000,000
Equity interest acquired (as a percent)									20.90%
Subsequent event [Member] | Credit Shop [Member] | Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Number of shares purchased								204,471
Payment for equity method investments								15,000,000
Equity interest acquired (as a percent)								25.00%
Convertible revolving line of credit								15,000,000
Convertible revolving loan arrangement, additional shares upon conversion								$ 5,000,000